35. FINANCIAL INSTRUMENTS (Details 6) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	$ 214.9	$ 251.3
Total cash outflows	944.0	876.2
Trade payables
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	97.1	91.3
Financial debt short-term
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	80.7	1.5
Other liabilities
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	94.0	143.7
Financial debt long-term
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	672.2	638.6
Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	0.0	1.1
1-6 Months
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	186.2	222.2
Total cash outflows	219.0	250.6
1-6 Months | Trade payables
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	97.1	91.3
1-6 Months | Financial debt short-term
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	13.0	1.5
1-6 Months | Other liabilities
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	94.0	143.7
1-6 Months | Financial debt long-term
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	14.9	14.1
1-6 Months | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	0.0	0.0
6-12 Months
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	0.8	0.0
Total cash outflows	85.5	14.1
6-12 Months | Trade payables
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	0.0	0.0
6-12 Months | Financial debt short-term
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	67.6	0.0
6-12 Months | Other liabilities
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	0.0	0.0
6-12 Months | Financial debt long-term
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	17.9	14.1
6-12 Months | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	0.0	0.0
1-2 Years
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	3.0	0.0
Total cash outflows	29.8	28.2
1-2 Years | Trade payables
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	0.0	0.0
1-2 Years | Financial debt short-term
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	0.0	0.0
1-2 Years | Other liabilities
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	0.0	0.0
1-2 Years | Financial debt long-term
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	29.8	28.2
1-2 Years | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	0.0	0.0
More than 2 years
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	24.9	29.1
Total cash outflows	609.6	583.3
More than 2 years | Trade payables
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	0.0	0.0
More than 2 years | Financial debt short-term
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	0.0	0.0
More than 2 years | Other liabilities
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	0.0	0.0
More than 2 years | Financial debt long-term
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	609.6	582.2
More than 2 years | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	0.0	1.1
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	137.5	187.8
Cash and cash equivalents | 1-6 Months
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	137.5	187.8
Cash and cash equivalents | 6-12 Months
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	0.0	0.0
Cash and cash equivalents | 1-2 Years
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	0.0	0.0
Cash and cash equivalents | More than 2 years
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	0.0	0.0
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	4.6	8.2
Trade receivables | 1-6 Months
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	4.6	8.2
Trade receivables | 6-12 Months
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	0.0	0.0
Trade receivables | 1-2 Years
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	0.0	0.0
Trade receivables | More than 2 years
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	0.0	0.0
Other accounts receivable
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	43.3	26.2
Other accounts receivable | 1-6 Months
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	43.3	26.2
Other accounts receivable | 6-12 Months
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	0.0	0.0
Other accounts receivable | 1-2 Years
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	0.0	0.0
Other accounts receivable | More than 2 years
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	0.0	0.0
Other non-current assets
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	29.5	29.1
Other non-current assets | 1-6 Months
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	0.8	0.0
Other non-current assets | 6-12 Months
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	0.8	0.0
Other non-current assets | 1-2 Years
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	3.0	0.0
Other non-current assets | More than 2 years
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	$ 24.9	$ 29.1